S000012093 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	158 Months Ended	172 Months Ended	341 Months Ended	471 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.69%	0.81%		2.20%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%		2.34%
C000032969 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.93%)	(0.53%)		1.50%
Performance Inception Date								Sep. 26, 1986
C000032969 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.93%)	(0.58%)		1.42%
Performance Inception Date								Sep. 26, 1986
C000032969 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.91%	0.29%		1.83%
Performance Inception Date								Sep. 26, 1986
C000032971 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.69%	(0.37%)		1.34%
Performance Inception Date							Aug. 01, 1997
C000106577 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.34%	0.33%		2.04%
Performance Inception Date						Sep. 01, 2011
C000122676 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.40%	0.34%		2.07%
Performance Inception Date					Nov. 08, 2012
C000184733 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.46%	0.40%		2.08%
Performance Inception Date			Mar. 01, 2017